HIGHLAND FUNDS II

Highland Fixed Income Fund

(the “Fund”)

Class A – Ticker: HFBAX

Class C – Ticker: HFBCX

Class R – Ticker: HFBRX

Class Y – Ticker: HFBYX

Supplement dated April 24, 2014 to the Summary Prospectus and Prospectus for the Fund, each dated February 1, 2014, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for the Fund and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, Vita Marie Pike is no longer a portfolio manager of the Fund. All references to Ms. Pike contained in the Summary Prospectus and Prospectus are hereby deleted.

Portfolio Management

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section for Highland Fixed Income Fund of the Prospectus is hereby deleted in its entirety and replaced with the following:

Investment Adviser

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated (the “Sub-Adviser”) serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio Manager experience in this Fund	Primary title with Sub-Adviser
William M. Healey	18 years	Senior Vice President and Chief Investment Officer – Core Fixed Income
Mark H. Johnson	7 years	Senior Vice President and Chief Investment Officer – Insurance and Long Duration

Portfolio Management Teams

Effective immediately, the paragraph entitled “Highland Fixed Income Fund” within the section entitled “Management of the Funds-About the Funds’ Portfolio Managers-Portfolio Management Teams” in the Prospectus is hereby deleted in its entirety and replaced with the following:

Highland Fixed Income Fund is managed by a team of portfolio managers that includes William M. Healey and Mark H. Johnson. Messrs. Healey and Johnson are each responsible for a portion of the Fund, the size of which is determined by team consensus and adjusted on a periodic basis, if necessary. Although each portfolio manager manages his or her portion of the Fund independent of the other team members, the team is highly collaborative and communicative.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS AND

PROSPECTUS FOR FUTURE REFERENCE

HFII-SUP-4/24/14

HIGHLAND FUNDS II

Highland Fixed Income Fund

(the “Fund”)

Class A – Ticker: HFBAX

Class C – Ticker: HFBCX

Class R – Ticker: HFBRX

Class Y – Ticker: HFBYX

Supplement dated April 24, 2014 to the Statement of Additional Information (“SAI”) for the Fund, dated February 1, 2014, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the SAI for the Fund and should be read in conjunction with the SAI.

Change of Portfolio Manager

Effective immediately, Vita Marie Pike is no longer a portfolio manager of the Fund. All references to Ms. Pike contained in the SAI are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI

FOR FUTURE REFERENCE

HFII-SUP-4/24/14